Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and equivalents	$ 2,588,600	$ 8,337,777
Receivables	33,265	139,811
Other receivable	987,916	1,680,485
Prepaid expenses	187,129	253,116
	3,796,910	10,411,189
Non-current assets
Reclamation deposits	1,154,920	1,134,836
Long-term receivable	56,293	58,337
Investments	764	764
Exploration advance	172,501	330,014
Property, plant and equipment	806,758	1,148,495
Mineral properties	18,002,636	9,107,359
	20,193,872	11,779,805
TOTAL ASSETS	23,990,782	22,190,994
Current liabilities
Accounts payable and accrued liabilities	1,914,432	1,697,289
Loans payable	489,819	507,601
	2,404,251	2,204,890
Non-current liabilities
Provision for environmental rehabilitation	683,642	669,689
	683,642	669,689
TOTAL LIABILITIES	3,087,893	2,874,579
SHAREHOLDERS' EQUITY
Share capital	90,267,049	87,127,627
Foreign currency translation reserve	250,986	359,038
Restricted share units	702,475	328,803
Reserves	10,310,273	8,773,897
Warrants	353,281	585,045
Accumulated deficit	(80,981,175)	(77,857,995)
TOTAL SHAREHOLDERS’ EQUITY	20,902,889	19,316,415
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 23,990,782	$ 22,190,994